Borrowings (Tables)	12 Months Ended
Jun. 30, 2020
Borrowings [abstract]
Schedule of fair value of borrowings

	Total as of June 30, 2020 (ii)	Total as of June 30, 2019 (ii)	Fair value as of June 30, 2020	Fair value as of June 30, 2019
NCN	315,848	381,649	252,018	376,561
Bank loans	56,272	58,323	45,329	55,749
Bank overdrafts	2,428	402	2,428	402
Other borrowings (i)	1,611	6,301	1,611	8,863
Total borrowings	376,159	446,675	301,386	441,575
Non-current	297,818	381,639
Current	78,341	65,036
	376,159	446,675

(i) Includes financial leases for Ps. 1 and Ps. 24 as of June 30, 2020 and 2019, respectively.

(ii) Includes Ps. 311,674 and Ps. 393,641 as of June 30, 2020 and 2019, respectively, corresponding to the Operations Center in Israel.

Schedule of maturity of the group's borrowings
	June 30, 2020	June 30, 2019
Capital share for principal
Less than 1 year	77,566	61,170
Between 1 and 2 years	42,917	56,995
Between 2 and 3 years	109,713	46,774
Between 3 and 4 years	35,640	102,833
Between 4 and 5 years	32,242	41,163
Later than 5 years	77,211	133,614
	375,289	442,549
Interest
Less than 1 year	775	3,866
Between 1 and 2 years	-	-
Between 2 and 3 years	47	-
Between 3 and 4 years	-	200
Between 4 and 5 years	25	-
Later than 5 years	22	36
	869	4,102
Leases	1	24
	376,159	446,675

Schedule of borrowing by type of fixed-rate and floating-rate

	June 30, 2020
Rate per currency	Argentine Peso	US dollar	Uruguayan Peso	New Israel Shekel	Total
Fixed rate:
Argentine Peso	2,429	-	-	-	2,429
New Israel Shekel	-	-	-	176,617	176,617
US Dollar	58,299	146	517	260	59,222
Subtotal fixed-rate borrowings	60,728	146	517	176,877	238,268
Floating rate:	-	-	-	-	-
Argentine Peso	892	-	-	-	892
New Israel Shekel	-	-	-	134,796	134,796
US Dollar	2,202	-	-	-	2,202
Subtotal floating-rate borrowings	3,094	-	-	134,796	137,890
Total borrowings as per analysis	63,822	146	517	311,673	376,158
Finance leases obligations	1	-	-	-	1
Total borrowings as per Statement of Financial Position	63,823	146	517	311,673	376,159

	June 30, 2019
Rate per currency	Argentine Peso	US dollar	Uruguayan Peso	New Israel Shekel	Total
Fixed rate:
Argentine Peso	582	-	-	-	582
New Israel Shekel	-	-	-	225,582	225,582
US Dollar	48,735	121	450	11,896	61,202
Subtotal fixed-rate borrowings	49,317	121	450	237,478	287,366
Floating rate:	-	-	-	-	-
Argentine Peso	890	-	-	-	890
New Israel Shekel	-	-	-	156,164	156,164
US Dollar	2,231	-	-	-	2,231
Subtotal floating-rate borrowings	3,121	-	-	156,164	159,285
Total borrowings as per analysis	52,438	121	450	393,642	446,651
Finance leases obligations	24	-	-	-	24
Total borrowings as per Statement of Financial Position	52,462	121	450	393,642	446,675

Schedule of debt issuances

					Interest
Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	rate	Principal payment	Interest payment
PBC	SERIE I	jul-18	NIS 507	06/29/2029	3.95% n.a.	At expiration	quarterly	(1)
PBC	SERIE j	may-19	NIS 515	12/31/2029	4.15% n.a.	At expiration	annual
Gav - Yam	SERIE H	sep-17	NIS 424	06/30/2034	2.55% n.a.	Annual payments since 2019	biannual	(1)
Gav - Yam	SERIE A	jul-18	NIS 320	10/31/2023	3.55% n.a.	Annual payments since 2021	biannual
Gav - Yam	SERIE H	sep-18	NIS 596	06/30/2024	2.55% n.a.	Annual payments since 2019	annual	(1)
Gav - Yam	SERIE A	dic-18	NIS 351	10/31/2023	3.55% n.a.	Annual payments since 2021	biannual
Cellcom	SERIE L	jan-18	NIS 401	1/5/2028	2.5% n.a.	Annual payments since 2023	annual
Cellcom	SERIE K	jul-18	NIS 220	7/5/2026	3.55% n.a.	Annual payments since 2021	annual	(1)
Cellcom	SERIE K	dic-18	NIS 187	1/7/2026	3.55% n.a.	Annual payments since 2021	annual	(1)
Cellcom	SERIE L	dic-18	NIS 213	1/15/2028	2.50% n.a.	Annual payments since 2023	annual
IRSA	Clase I tramo2	aug-19	USD 85	11/15/2028	10.00% n.a.	At expiration	quarterly	(1)
IRSA	Clase II	aug-19	CLP 31,503	8/6/2020	10.50% n.a.	At expiration	quarterly
IDBD	Serie 15	nov-19	NIS 237	06/30/2022	4.70% n.a	Two payments	quarterly
IRSA	Clase II	may-20	ARS 354	02/19/2021	Badlar.+ 0.6%n.a.	At expiration	quarterly	(1)
IRSA	Case IV	may-20	USD 51	05/19/2021	7% n.a.	At expiration	quarterly
IRSA	Clase V	may-20	USD 9	05/19/2022	9% n.a.	At expiration	quarterly

(1) Corresponds a to an expansion of the series.

Schedule of evolution of borrowing

	June 30, 2020	June 30, 2019
Balance at the beginning of the year	446,675	459,444
Borrowings	30,670	47,412
Payment of borrowings	(68,328)	(48,724)
Collection / (Payment) of short term loans, net	2,516	(1,013)
Interests paid	(19,154)	(19,017)
Deconsolidation (see Note 4)	(95,443)	-
Accrued interests	20,460	19,802
Changes in fair value of third-party loans	-	(27)
Cumulative translation adjustment and exchange differences, net	59,760	(9,454)
Inflation adjustment	(997)	(1,748)
Balance at the end of the year	376,159	446,675